Loss Per Common Share (Details)	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Mar. 31, 2013 Equity Option [Member]	Mar. 31, 2012 Equity Option [Member]
Loss Per Common Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,010,000	11,010,000	6,500	12,000	1,500	9,500